Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Intangible assets, Gross	¥ 39,428,885	$ 5,734,694	¥ 14,311,927
Less: Accumulated amortization	(12,215,494)	(1,776,670)	(10,584,544)
Total.	27,213,391	3,958,024	3,727,383
Trademark
Finite Lived Intangible Assets [Line Items]
Intangible assets, Gross	4,724,493	687,149	183,361
Network Rights
Finite Lived Intangible Assets [Line Items]
Intangible assets, Gross	259,048	37,677
Purchased Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, Gross	10,980,093	1,596,988	10,666,224
Reacquired Rights
Finite Lived Intangible Assets [Line Items]
Intangible assets, Gross	2,531,418	368,180	2,594,781
Favorable Leases
Finite Lived Intangible Assets [Line Items]
Intangible assets, Gross	20,498,648	2,981,405	432,376
Others
Finite Lived Intangible Assets [Line Items]
Intangible assets, Gross	¥ 435,185	$ 63,295	¥ 435,185